Taxes - Schedule of Tax Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Tax Payable [Abstract]
VAT payable	$ 681,904	$ 63,709
Corporate income tax payable	2,728,880	2,587,799
Other tax	5,707	878
Tax payable	$ 3,416,491	$ 2,652,385